UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

NYSE Pickens Oil Response ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Consumer Discretionary - 3.7%
850	Genuine Parts Company	$76,364
410	Lear Corporation	76,297
1,980	LKQ Corporation (a)	75,141
		227,802
	Energy - 52.8%
1,340	Anadarko Petroleum Corporation	80,949
3,790	Antero Resources Corporation (a)	75,231
2,190	Apache Corporation	84,271
2,570	Baker Hughes, a GE Company - Class A	71,369
3,040	Cabot Oil & Gas Corporation	72,899
1,460	Cheniere Energy, Inc. (a)	78,037
25,210	Chesapeake Energy Corporation (a)	76,134
680	Chevron Corporation	77,547
840	Cimarex Energy Company	78,540
4,800	CNX Resources Corporation (a)	74,064
520	Concho Resources, Inc. (a)	78,172
1,440	ConocoPhillips	85,378
1,500	Continental Resources, Inc. (a)	88,425
740	Core Laboratories NV	80,083
2,370	Devon Energy Corporation	75,342
610	Diamondback Energy, Inc. (a)	77,177
1,340	Energen Corporation (a)	84,232
790	EOG Resources, Inc.	83,163
1,490	EQT Corporation	70,790
1,050	Exxon Mobil Corporation	78,341
1,690	Halliburton Company	79,329
1,210	Helmerich & Payne, Inc.	80,538
1,630	Hess Corporation	82,511
5,280	Marathon Oil Corporation	85,166
2,890	MDU Resources Group, Inc.	81,382
3,030	Murphy Oil Corporation	78,295
1,550	National Fuel Gas Company	79,748
2,090	National Oilwell Varco, Inc.	76,933
3,360	Newfield Exploration Company (a)	82,051
2,580	Noble Energy, Inc. - Class A	78,174
1,220	Occidental Petroleum Corporation	79,251
2,910	Parsley Energy, Inc. - Class A (a)	84,361
4,050	Patterson-UTI Energy, Inc.	70,916
1,440	PDC Energy, Inc. (a)	70,603
450	Pioneer Natural Resources Company	77,301
5,030	Range Resources Corporation	73,136
3,840	RPC, Inc.	69,235
1,910	RSP Permian, Inc. (a)	89,541
1,170	Schlumberger, Ltd.	75,793
7,970	Transocean, Ltd. (a)	78,903
28,810	Weatherford International plc (a)	65,975
5,450	WPX Energy, Inc. (a)	80,551
		3,289,837

	Industrials - 30.2%
510	Acuity Brands, Inc.	70,987
2,140	AECOM (a)	76,248
1,750	Avnet, Inc.	73,080
1,550	BorgWarner, Inc.	77,856
780	Dover Corporation	76,612
980	EMCOR Group, Inc.	76,371
1,100	Emerson Electric Company	75,130
1,760	Flowserve Corporation	76,261
1,350	Fluor Corporation	77,247
2,410	Gardner Denver Holdings, Inc. (a)	73,939
5,410	General Electric Company	72,927
1,060	Genesee & Wyoming, Inc. (a)	75,037
1,690	Graco, Inc.	77,267
1,310	Jacobs Engineering Group, Inc.	77,486
2,020	Johnson Controls International plc	71,185
710	Kansas City Southern	77,993
1,510	MasTec, Inc. (a)	71,046
590	Middleby Corporation (a)	73,036
830	MSC Industrial Direct Company, Inc.	76,119
970	Oshkosh Corporation	74,952
650	Polaris Industries, Inc.	74,438
2,200	Quanta Services, Inc. (a)	75,570
530	Valmont Industries, Inc.	77,539
1,060	Woodward, Inc.	75,960
280	WW Grainger, Inc.	79,036
		1,883,322
	Materials - 11.9%
760	Albemarle Corporation	70,482
1,620	Alcoa Corporation (a)	72,835
720	Celanese Corporation - Series A	72,151
1,930	CF Industries Holdings, Inc.	72,819
4,240	Freeport-McMoRan, Inc. (a)	74,497
710	LyondellBasell Industries NV - Class A	75,033
2,810	Mosaic Company	68,227
2,040	Newmont Mining Corporation	79,703
930	Royal Gold, Inc.	79,859
1,440	Southern Copper Corporation	78,019
		743,625
	Technology - 1.3%
1,140	First Solar, Inc. (a)	80,917
	TOTAL COMMON STOCKS (Cost $6,246,133)	6,225,503

	SHORT-TERM INVESTMENTS - 0.1%
7,432	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.58% *	7,432
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,432)	7,432
	TOTAL INVESTMENTS - 100.0% (Cost $6,253,565)	6,232,935
	Liabilities in Excess of Other Assets - 0.0% ^	(151)
	NET ASSETS - 100.0%	$6,232,784

Percentages are stated as a percent of net assets.
(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of March 31, 2018.
^	Less than 0.005%.
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Since the Fund does not have a full fiscal year, tax cost of investments is the same as noted in the Schedule of investments.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	NYSE Pickens Oil Response ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,225,503	$-	$-	$6,225,503
Short-Term Investments	7,432	-	-	7,432
Total Investments in Securities	$6,232,935	$-	$-	$6,232,935
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date        5/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        5/25/18

By (Signature and Title)*       /s/  Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date        5/25/18

* Print the name and title of each signing officer under his or her signature.